SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Net operating losses	$ 16,496	$ 12,740
Foreign net operating losses	782	784
Stock compensation	2,646	2,141
In-process research and development	1,030	1,009
Capitalized research and development expenses	4,548	3,105
Accrued expenses	192
R&D credit carryforwards	437	437
ROU Liabilities	187	8,932
Other	29	135
Total gross deferred tax assets	26,347	29,283
Valuation allowance	(26,023)	(18,302)
Net deferred tax assets	324	10,981
Deferred Tax Liabilities:
Fixed assets		(6)
ROU Assets	(183)	(8,349)
Convertible debt		(2,507)
Intangibles - goodwill	(229)	(179)
Total deferred tax liabilities	(412)	(11,041)
Net deferred taxes	$ (88)	$ (60)